Accounts receivable	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Accounts receivable
6.	Accounts receivable

	December 31,	December 31,
	2019	2018
Trade receivables	$44	$7,051
Tax credits and government grants receivable	1,546	3,737
Sales taxes receivable	863	774
Other receivables	1,633	320
	$4,086	$11,882